RELATED PARTY TRANSACTIONS (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Management fees paid to parent company	$ 11,000	$ 180,800